SUBSEQUENT EVENTS (Details Narrative) - USD ($)						12 Months Ended
	Feb. 29, 2024	Jan. 26, 2024	Dec. 29, 2023	Jun. 06, 2023	Oct. 03, 2022	Dec. 31, 2023		Dec. 31, 2022		Jun. 29, 2023	Jun. 26, 2023	May 31, 2023	Oct. 25, 2022
Subsequent Event [Line Items]
Existing investment options			$ 2,730,000
Gross proceeds from cash fee percentage					7.00%
Gross proceeds from management fee percentage					1.00%
Legal settlement accrual						$ 2,211,000		$ 1,335,000
Settlement amount recovery						1,100,000
Legal expense						235,000
Non operating loss on legal settlement						$ 1,111,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock upon exercise of warrants, shares						3,816,689	[1]	782,495	[2]
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement amount		$ 2,154,000
Annual bonus	$ 99,000
Payroll expenses	$ 140
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock upon exercise of warrants, shares	77,500
Share price per share	$ 1.2684
Number of options vested	79,567
Subsequent Event [Member] | Litigation Settlement [Member]
Subsequent Event [Line Items]
Payments for Legal Settlements		$ 1,100
Restricted common shares issued for legal settlement		1,005,965
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Cost reduction plan												50.00%
Chief Executive Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Agggregate number of options granted						80,000
Weighted average exercise price						$ 2.43
Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Agggregate number of options granted	130,000
Director [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock upon exercise of warrants, shares	132,500
Share price per share	$ 1.2684
Weighted average exercise price	$ 1.25
Preferred Investment Option Exercise Inducement Offers Letter [Member]
Subsequent Event [Line Items]
Issuance of common stock upon exercise of warrants, shares			1,022,495	350,878
Options exercise price per share													$ 2.20
Share price per share				$ 2.075						$ 1.62	$ 3.19
Options to purchase an aggregate			1,685,682
Preferred Investment Option Exercise Inducement Offers Letter [Member] | H.C. Wainwright & Co. LLC [Member]
Subsequent Event [Line Items]
Issuance of common stock upon exercise of warrants, shares			84,284
Share price per share			$ 2.025
Gross proceeds from cash fee percentage			7.00%
Gross proceeds from management fee percentage			1.00%
Non-accountable expenses			$ 60,000
Clearing fees			$ 16,000
Inducement Investment Option [Member]
Subsequent Event [Line Items]
Share price per share										$ 1.50

[1]	Net of issuance costs in the amount of $
[2]	Net of issuance costs in the amount of $